SHARE CAPITAL - Post Qualifying Transaction (Details) - shares									12 Months Ended		18 Months Ended
	Dec. 23, 2020	Dec. 08, 2020	Nov. 30, 2020	Nov. 18, 2020	May 18, 2020	Nov. 20, 2019	Oct. 01, 2019	Jul. 26, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Number of warrants outstanding									10,486,412	16,060,858	10,486,412	16,359,058
Subordinate Voting Shares
Disclosure of classes of share capital [line items]
Exercise of Warrants, shares		3,000,001	3,000,001					298,200			5,872,646
Exercise of Rights, shares									1,235,325	1,235,325
Stock repurchase program maximum repurchase as a percentage to total issued and outstanding shares							5.00%
Stock repurchase program period of repurchase for calculating repurchased shares							12 months
Repurchase of Subordinate Voting Shares repurchased and cancelled, shares									7,400		7,400
Repurchase of Subordinate Voting Shares repurchased and held in treasury, shares									63,800		63,800
Share issuance - combinations and acquisitions, shares				128,265
Exchangeable Shares
Disclosure of classes of share capital [line items]
Share issuance - make-whole, shares					614,515	389,905
Conversion of Exchangeable Shares, shares									8,170,805	8,170,805
Share issuance - combinations and acquisitions, shares	1,310,041
Rights
Disclosure of classes of share capital [line items]
Number of Rights converted									12,353,250	12,353,250
Number of warrants outstanding									1,383,938		1,383,938
Rights redeemed during period									1,756,400
Rights | Subordinate Voting Shares
Disclosure of classes of share capital [line items]
Number of securities into which each right may be redeemed									0.1		0.1